Stock Incentive Plan (Details) - Schedule of operations and comprehensive loss - SoundHound, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Research and development	$ 1,603	$ 1,039
Sales and marketing	258	99
General and administrative	603	250
Total	$ 2,464	$ 1,388